Western & Southern Financial Group®	400 Broadway Cincinnati, OH 45202 Tel: 513-357-4076 Simon.Berry@wslife.com

January 29, 2025

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Funds Group Trust (the “Trust”)

File Nos: 033-70958 and 811-08104

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated January 28, 2025, do not differ from those contained in Post-Effective Amendment No. 137 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on January 27, 2025 (SEC Accession No. 0001193125-25-013415) and became effective on January 28, 2025.

Please contact the undersigned at (513) 357-4076 if you have any questions.

Sincerely,

/s/ Simon Berry Simon Berry Western & Southern Financial Group Senior Counsel

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